iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited)
July 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  — 30.7%
Bank of America Corp. ..................... 3,990,057 $ 188,609,994
Bank OZK ............................. 73,825 3,639,573
BOK Financial Corp. ....................... 16,949 1,720,832
Citigroup, Inc. ........................... 1,264,921 118,523,098
Citizens Financial Group, Inc. ................ 300,395 14,334,849
Columbia Banking System, Inc. ............... 149,311 3,553,602
Comerica, Inc. ........................... 91,132 6,157,789
Commerce Bancshares, Inc. ................. 84,333 5,161,180
Cullen/Frost Bankers, Inc. ................... 40,682 5,183,294
East West Bancorp, Inc. .................... 95,296 9,553,424
Fifth Third Bancorp ....................... 456,892 18,993,001
First Citizens BancShares, Inc., Class A .......... 6,847 13,658,122
First Hawaiian, Inc. ....................... 85,630 2,076,528
First Horizon Corp. ........................ 347,705 7,583,446
FNB Corp. ............................. 243,820 3,735,322
Huntington Bancshares, Inc. ................. 998,175 16,400,015
JPMorgan Chase & Co. .................... 1,520,085 450,309,980
KeyCorp ............................... 647,007 11,594,366
M&T Bank Corp. ......................... 110,957 20,937,586
NU Holdings Ltd., Class A
(a)
.................. 2,183,123 26,677,763
Pinnacle Financial Partners, Inc. ............... 52,455 4,610,270
PNC Financial Services Group, Inc. (The) ........ 270,415 51,451,862
Popular, Inc. ............................ 46,303 5,305,398
Prosperity Bancshares, Inc. .................. 62,562 4,167,880
Regions Financial Corp. .................... 613,417 15,537,853
SouthState Corp. ......................... 68,614 6,461,380
Synovus Financial Corp. .................... 97,647 4,612,844
TFS Financial Corp. ....................... 36,385 477,007
Truist Financial Corp. ...................... 896,146 39,170,542
U.S. Bancorp ........................... 1,066,469 47,948,446
Webster Financial Corp. .................... 118,145 6,811,059
Wells Fargo & Co. ........................ 2,120,480 170,974,302
Western Alliance Bancorp ................... 75,704 5,871,602
Wintrust Financial Corp. .................... 45,152 5,778,553
Zions Bancorp NA ........................ 99,306 5,324,788
1,302,907,550
a
Capital Markets  — 35.4%
Affiliated Managers Group, Inc. ............... 19,574 4,107,995
Ameriprise Financial, Inc. ................... 63,920 33,122,705
Ares Management Corp., Class A .............. 128,934 23,921,125
Bank of New York Mellon Corp. (The) ........... 488,776 49,586,325
BlackRock, Inc.
(b)
......................... 104,172 115,215,274
Blackstone, Inc. .......................... 499,776 86,441,257
Blue Owl Capital, Inc., Class A ................ 419,354 8,114,500
Brookfield Asset Management Ltd., Class A
(c)
...... 261,345 16,117,146
Carlyle Group, Inc. (The) .................... 179,656 10,897,933
Cboe Global Markets, Inc. ................... 71,550 17,246,412
Charles Schwab Corp. (The) ................. 1,165,335 113,888,190
CME Group, Inc., Class A ................... 246,078 68,478,586
Coinbase Global, Inc., Class A
(a)
............... 141,079 53,294,003
Evercore, Inc., Class A ..................... 25,214 7,592,944
FactSet Research Systems, Inc. ............... 25,916 10,441,556
Franklin Resources, Inc. .................... 212,267 5,094,408
Freedom Holding Corp.
(a)(c)
.................. 12,063 2,241,486
Goldman Sachs Group, Inc. (The) ............. 207,915 150,445,215
Hamilton Lane, Inc., Class A ................. 27,024 4,115,755
Houlihan Lokey, Inc., Class A ................. 37,001 7,054,611
Interactive Brokers Group, Inc., Class A .......... 290,092 19,018,432
Intercontinental Exchange, Inc. ............... 390,396 72,156,893
Invesco Ltd. ............................ 251,166 5,276,998
Janus Henderson Group PLC ................ 87,382 3,783,641
Security Shares Value
a
Capital Markets (continued)
Jefferies Financial Group, Inc. ................ 107,142 $ 6,177,808
KKR & Co., Inc. .......................... 463,890 67,996,996
Lazard, Inc. ............................ 75,881 3,944,294
LPL Financial Holdings, Inc. .................. 54,651 21,627,040
MarketAxess Holdings, Inc. .................. 25,074 5,152,707
Moody's Corp. ........................... 106,258 54,800,438
Morgan Stanley .......................... 786,410 112,031,969
Morningstar, Inc. ......................... 16,176 4,472,017
MSCI, Inc. ............................. 51,344 28,822,468
Nasdaq, Inc. ............................ 281,798 27,114,604
Northern Trust Corp. ....................... 133,817 17,396,210
Raymond James Financial, Inc. ............... 126,045 21,065,901
Robinhood Markets, Inc., Class A
(a)
............. 506,152 52,158,964
S&P Global, Inc. ......................... 209,665 115,546,381
SEI Investments Co. ....................... 71,170 6,271,500
State Street Corp. ........................ 198,970 22,234,897
Stifel Financial Corp. ...................... 69,621 7,945,148
T Rowe Price Group, Inc. ................... 146,549 14,867,396
TPG, Inc., Class A ........................ 88,978 5,077,974
Tradeweb Markets, Inc., Class A ............... 79,773 11,052,549
Virtu Financial, Inc., Class A .................. 55,779 2,462,085
XP, Inc., Class A ......................... 282,711 4,562,956
1,500,435,692
a
Consumer Finance  — 0.8%
Ally Financial, Inc. ........................ 190,163 7,197,670
Credit Acceptance Corp.
(a)(c)
.................. 4,725 2,316,573
OneMain Holdings, Inc. ..................... 83,515 4,826,332
SLM Corp. ............................. 144,796 4,604,513
SoFi Technologies, Inc.
(a)
.................... 729,792 16,478,703
35,423,791
a
Financial Services  — 12.7%
Apollo Global Management, Inc. ............... 283,157 41,148,375
Berkshire Hathaway, Inc., Class B
(a)
............ 994,592 469,328,073
Equitable Holdings, Inc. .................... 157,136 8,068,934
MGIC Investment Corp. .................... 160,349 4,153,039
Mr Cooper Group, Inc.
(a)
.................... 42,937 6,686,150
Rocket Companies, Inc., Class A
(c)
............. 159,642 2,357,912
UWM Holdings Corp., Class A ................ 115,321 463,590
Voya Financial, Inc. ....................... 67,053 4,693,710
536,899,783
a
Insurance  — 18.9%
Aflac, Inc. .............................. 332,990 33,085,886
Allstate Corp. (The) ....................... 180,222 36,630,121
American Financial Group, Inc. ............... 46,471 5,804,228
American International Group, Inc. ............. 398,496 30,935,244
Aon PLC, Class A ........................ 143,684 51,109,836
Arch Capital Group Ltd. .................... 249,839 21,501,144
Arthur J Gallagher & Co. .................... 173,535 49,847,929
Assurant, Inc. ........................... 35,603 6,668,442
Assured Guaranty Ltd. ..................... 32,774 2,772,025
Axis Capital Holdings Ltd. ................... 48,294 4,531,909
Brighthouse Financial, Inc.
(a)
................. 42,908 2,053,148
Brown & Brown, Inc. ....................... 187,923 17,170,525
Chubb Ltd. ............................. 254,117 67,605,287
Cincinnati Financial Corp. ................... 105,905 15,622,047
CNA Financial Corp. ....................... 17,869 792,133
Everest Group Ltd. ........................ 29,125 9,780,175
Fidelity National Financial, Inc. ................ 178,223 10,057,124
First American Financial Corp. ................ 67,557 4,056,798
Globe Life, Inc. .......................... 58,359 8,197,689
Hanover Insurance Group, Inc. (The) ........... 25,388 4,357,342
Hartford Insurance Group, Inc. (The) ............ 193,801 24,106,906

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
U.S. Financials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Insurance (continued)
Kemper Corp. ........................... 42,222 $ 2,600,453
Kinsale Capital Group, Inc.
(c)
................. 15,215 6,705,098
Lincoln National Corp. ..................... 77,653 2,959,356
Loews Corp. ............................ 118,969 10,771,453
Markel Group, Inc.
(a)
....................... 8,546 17,162,846
Marsh & McLennan Companies, Inc. ............ 337,679 67,265,657
MetLife, Inc. ............................ 385,663 29,291,105
Old Republic International Corp. ............... 161,488 5,841,021
Primerica, Inc. ........................... 23,477 6,236,196
Principal Financial Group, Inc. ................ 154,548 12,028,471
Progressive Corp. (The) .................... 400,144 96,850,854
Prudential Financial, Inc. .................... 242,150 25,081,897
Reinsurance Group of America, Inc. ............ 45,296 8,717,215
RenaissanceRe Holdings Ltd. ................ 33,311 8,119,223
RLI Corp. .............................. 56,081 3,700,785
Ryan Specialty Holdings, Inc., Class A ........... 72,092 4,411,309
Travelers Companies, Inc. (The) ............... 154,914 40,314,819
Unum Group ............................ 118,158 8,484,926
W R Berkley Corp. ........................ 206,831 14,232,041
White Mountains Insurance Group Ltd. .......... 1,697 3,033,897
Willis Towers Watson PLC ................... 68,058 21,493,397
801,987,957
a
Media  — 0.1%
Liberty Broadband Corp., Series A
(a)
............ 10,575 646,450
Liberty Broadband Corp., Series C, NVS
(a)
........ 71,586 4,389,653
5,036,103
Mortgage REITs  — 0.6%
AGNC Investment Corp. .................... 648,742 6,117,637
Annaly Capital Management, Inc. .............. 409,136 8,317,735
Security Shares Value
a
Mortgage REITs (continued)
Rithm Capital Corp. ....................... 368,475 $ 4,432,754
Starwood Property Trust, Inc. ................. 233,515 4,544,202
23,412,328
a
Professional Services  — 0.5%
Broadridge Financial Solutions, Inc. ............ 79,744 19,737,437
a
Total Long-Term Investments — 99.7%
(Cost: $3,701,600,897) ............................... 4,225,840,641
a
Short-Term Securities
Money Market Funds  —  0.7%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.44%
(b)(d)(e)
..................... 20,188,041 20,196,116
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.30%
(b)(d)
............................ 9,180,065 9,180,065
a
Total Short-Term Securities — 0.7%
(Cost: $29,375,245) ................................. 29,376,181
Total Investments — 100.4%
(Cost: $3,730,976,142) ............................... 4,255,216,822
Liabilities in Excess of Other Assets — (0.4)% ............... (17,979,522)
Net Assets — 100.0% ................................. $ 4,237,237,300
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 7,448,716  $ 12,747,546
(a)
$ —  $ 16  $ (162) $ 20,196,116  20,188,041  $ 37,999
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 6,318,018  2,862,047
(a)
—  —  —  9,180,065  9,180,065  73,260  —
BlackRock, Inc. ..... 80,325,055  22,880,460  (5,379,171) 428,837  16,960,093  115,215,274  104,172  459,939  —
$ 428,853  $ 16,959,931
$ 144,591,455
$ 571,198  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 60 09/19/25 $ 9,730 $ 92,539
E-Mini S&P MidCap 400 Index ............................................................ 2 09/19/25 633 (395)
$ 92,144
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,225,840,641  $ —  $ —  $ 4,225,840,641
Short-Term Securities
Money Market Funds ...................................... 29,376,181  —  —  29,376,181
$ 4,255,216,822  $ —  $ —  $ 4,255,216,822
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 92,539  $ —  $ —  $ 92,539
Liabilities
Equity Contracts ........................................... (395) —  —  (395)
$ 92,144  $ —  $ —  $ 92,144
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust